BALANCE SHEET	Jun. 30, 2020 USD ($)
Current assets:
Cash	$ 1,430,152
Prepaid expenses	450,706
Total current assets	1,880,858
Investments held in Trust Account	345,036,875
Total Assets	346,917,733
Current liabilities:
Accounts payable and accrued expenses	984,828
Franchise tax payable	86,814
Total current liabilities	1,071,642
Deferred underwriting commissions	12,075,000
Total Liabilities	13,146,642
Stockholders' Equity:
Preferred stock	0
Additional paid-in capital	5,320,817
Accumulated deficit	(321,841)
Total Stockholders' Equity	5,000,001
Total Liabilities and Stockholders' Equity	346,917,733
Common Class A
Commitments and Contingencies:
Common stock	328,771,090
Stockholders' Equity:
Common stock	162
Common Class F
Stockholders' Equity:
Common stock	$ 863